Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy for the Plan's Investments Measured at Fair Value
The following tables present the fair value hierarchy for the Plan’s investments measured at fair value:

				Balance at
December 31, 2025	Level 1	Level 2	Level 3	Fair Value
Investments:
Mutual funds	$5,501,916,540	$—	$—	$5,501,916,540
Self-directed brokerage accounts	2,592,730,998	69,369,932	—	2,662,100,930
Common collective trusts	—	1,276,080,979	—	1,276,080,979
Common stock funds of The Charles Schwab Corporation	778,750,555	—	—	778,750,555
Money market fund	395,514,060	—	—	395,514,060
Total investments at fair value	$9,268,912,153	$1,345,450,911	$—	$10,614,363,064

December 31, 2024
Investments:
Mutual funds	$5,672,379,601	$—	$—	$5,672,379,601
Self-directed brokerage accounts	2,129,492,301	68,512,118	—	2,198,004,419
Common stock funds of The Charles Schwab Corporation	625,513,098	—	—	625,513,098
Money market fund	333,677,910	—	—	333,677,910
Total investments at fair value	$8,761,062,910	$68,512,118	$—	$8,829,575,028